1
The Gabelli Focused Growth and Income Fund
Schedule of Investments — December 31, 2025 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 94.0%
Automotive: Parts and Accessories  — 4.6%
85,000 Dana Inc. ................................................. $ 2,019,600
Building and Construction  — 2.5%
7,500 Herc Holdings Inc. .................................... 1,112,850
Computer Software and Services  — 0.2%
350 Alphabet Inc., Cl. C ................................... 109,830
Diversified Industrial  — 0.7%
16,500 Energizer Holdings Inc. ............................. 328,185
Energy and Utilities  — 32.9%
237,500 Energy Transfer LP ................................... 3,916,375
116,000 Enterprise Products Partners LP ............... 3,718,960
205,000 Kimbell Royalty Partners LP ..................... 2,410,800
70,000 Kinder Morgan Inc. ................................... 1,924,300
20,000 TXNM Energy Inc. .................................... 1,177,600
140,000 XPLR Infrastructure LP† ........................... 1,400,000
14,548,035
Financial Services  — 5.5%
13,000 Apollo Global Management Inc. ................ 1,881,880
3,000 Morgan Stanley ........................................ 532,590
2,414,470
Food and Beverage  — 4.2%
80,000 Maple Leaf Foods Inc. .............................. 1,453,062
7,500 Mondelēz International Inc., Cl. A .............. 403,725
1,856,787
Health Care  — 4.8%
950 AbbVie Inc. .............................................. 217,065
22,500 Option Care Health Inc.† ........................... 716,850
47,500 Pfizer Inc. ................................................ 1,182,750
2,116,665
Metals and Mining  — 0.8%
3,500 Newmont Corp. ........................................ 349,475
Real Estate Investment Trusts  — 24.6%
110,000 Blackstone Mortgage Trust Inc., Cl. A ........ 2,104,300
392,500 Franklin BSP Realty Trust Inc. ................... 3,936,775
6,000 Simon Property Group Inc. ....................... 1,110,660
132,500 VICI Properties Inc. .................................. 3,725,900
10,877,635
Telecommunications  — 13.2%
150,000 AT&T Inc.(a) ............................................ 3,726,000
92,000 ATN International Inc. ............................... 2,097,600
4,000 GCI Liberty Inc., Escrow†(b) ..................... 0
5,823,600
TOTAL COMMON STOCKS .................. 41,557,132
Shares
Market
Value
PREFERRED STOCKS  — 6.0%
Financial Services  — 4.7%
55,966 Compass Diversified Holdings, Ser. A,
7.250% ................................................ $ 895,736
7,500 Compass Diversified Holdings, Ser. B,
7.875% ................................................ 133,200
47,225 DigitalBridge Group Inc., Ser. H, 7.125% ... 1,049,811
2,078,747
Real Estate Investment Trusts  — 0.8%
16,288 Chimera Investment Corp., Ser. A, 8.000% 355,730
Retail  — 0.5%
66,340 QVC Group Inc., 8.000%, 03/15/31 ........... 241,478
TOTAL PREFERRED STOCKS ............... 2,675,955
TOTAL INVESTMENTS BEFORE OPTIONS
WRITTEN — 100.0%
(Cost $32,798,536) ............................... $ 44,233,087
(a) Securities, or a portion thereof, with a value of $3,739,500 were deposited with the broker as collateral for options written.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.

The Gabelli Focused Growth and Income Fund
Schedule of Investments (Continued) — December 31, 2025 (Unaudited)
As of December 31, 2025, options written outstanding were as follows:
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
Market
Value
Exchange Traded Put Options Written — (0.0)%
Invesco QQQ Trust Series 1 30 USD 1,844,910 USD 590.00 01/16/26 $ 6,840
Pfizer Inc. 50 USD 124,500 USD 25.00 01/16/26 2,000
ServiceNow Inc. 50 USD 765,950 USD 150.00 01/16/26 8,750
TOTAL EXCHANGE TRADED PUT OPTIONS WRITTEN $ 17,590
TOTAL OPTIONS WRITTEN $ 17,590